Commitments and Contingencies (Details Narrative) (10-K)							1 Months Ended							3 Months Ended			12 Months Ended
	Sep. 01, 2021 USD ($)	Jun. 01, 2021 USD ($)	Mar. 01, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 01, 2020 USD ($)	Aug. 28, 2020 shares	Sep. 30, 2020 USD ($) shares	Jul. 31, 2020 USD ($)	Feb. 29, 2020 USD ($) ft²	Aug. 31, 2019 shares	Feb. 28, 2019 USD ($) ft²	Oct. 31, 2018 USD ($) ft²	Aug. 31, 2018 shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares	Aug. 30, 2019 shares
Conversion of shares | shares														1,500,000				1,500,000
Number of common stock shares | shares																		149,557
Number of common stock value																		$ 150,000
Settlement payments				$ 75,000										$ 100,000				$ 100,000
Preferred stock, shares issued | shares							1,000,000											1,000,000	1,000,000
Lease termination fee							$ 27,013	$ 10,546
Security deposit							9,796	$ 2,566										$ 9,796
Impairment charge																		382,961
Right-of-use asset																$ 209,419		746,125
Operating lease liability							$ 28,534											$ 28,534
Lease renewal term							3 years											3 years
Cash paid for amounts included in present value of operating lease liabilities														39,868	$ 28,534
Rent expense														38,279		$ 22,744		$ 218,997	$ 150,575
Arizona [Member]
Area of lease | ft²												3,900
Annual rent increase percentage												5.00%
Lease description												The lease for this facility began on October 4, 2018 and originally continued until October 31, 2021.
Arizona [Member] | November 1, 2018 to October 31, 2019 [Member]
Rental cost												$ 77,180
Virginia [Member]
Area of lease | ft²									3,666
Rental cost									$ 159,471
Annual rent increase percentage									2.50%
Lease description									The lease for this facility began on February 1, 2020 and continues until July 31, 2025
Security deposit									$ 100,000
Future payments of operating lease				$ 782,214			$ 822,082							$ 782,214				822,082
Virginia [Member] | New Lease Obligations [Member]
Right-of-use asset																		$ 233,751
Operating lease liability									$ 746,000
New Lease Agreement [Member]
Area of lease | ft²											3,900
Reduction in lease area | ft²											1,302
Rental cost											$ 2,566
Annual rent increase percentage											2.70%
Lease description											The lease automatically renews for a three-year term, unless either party to the lease agreement notifies the other of the intent to terminate the lease in writing at least 180 days prior to the expiration of the current term.
Forecast [Member]
Settlement payments	$ 25,000	$ 25,000	$ 25,000
Subsequent Event [Member]
Settlement payments					$ 25,000
De La Garza [Member]
Number of common stock shares | shares						13,100,000
De La Garza [Member] | Subsequent Event [Member]
Number of common stock value																	$ 400,000
De La Garza [Member] | Common Stock [Member]
Conversion of shares | shares										13,500,000			13,500,000
Pamela Thompson [Member]
Preferred stock, shares issued | shares																				1,000,000